Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared under the accrual method of accounting in conformity with generally accepted accounting principles in the United States of America ("US GAAP").

Contributions
Contributions from the Company are recorded into the Plan's fund accounts in the year and in the amount authorized by the Board. The employer contribution receivable represents amounts authorized at year-end, but not yet received by the Plan.

Employee contributions were $62,668,000 and $71,778,000 for the years ended December 31, 2025 and 2024, respectively. Employee contributions are recorded into the Plan's fund accounts in the year in which they are earned. Employee receivables of approximately $389,000 and $1,228,000 at December 31, 2025 and 2024, respectively, represent participant contributions earned prior to year-end, but not yet received by the Plan. All contributions from the Company are in the form of cash payments or Company common stock, as elected by the Board. The investment allocations of all employee and employer contributions are participant directed.

Employer matching contributions, including CBNCs, were $42,498,000 and $49,652,000 for the years ended December 31, 2025 and 2024, respectively. Employer receivables for matching contributions, including CBNCs, net of forfeitures, were approximately $1,143,000 and $1,794,000 at December 31, 2025 and 2024, respectively. No employer contributions were made to the Plan in the form of Company stock during the years ended December 31, 2025 and 2024.
Upon commencement of employment, employees are allowed to make rollover contributions into the Plan in accordance with Internal Revenue Service (“IRS”) regulations. During the years ended December 31, 2025 and 2024, rollover contributions into the Plan were $6,160,000 and $9,499,000, respectively.

Investment Valuation and Income Recognition
Shares of collective trusts are valued at the net asset value of units held at year end. Shares of the Company's common stock are valued at open market values published by the respective stock exchange markets. Individual assets of the Stable Value Fund are comprised of synthetic investment contracts (“SICs”) and collective trusts. All security-backed contracts held by the Fund are fully benefit-responsive, which means participant-initiated transactions from these investment contracts may be made at contract value for qualifying benefit payments, including participant-directed transfers. All SIC investments are held in the Stable Value Fund (see Note 3). The Self-Managed Account includes shares of common stock valued at open market values published by the respective stock exchange markets and mutual funds valued at quoted net asset values in their respective active markets.

Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Most investments of the Plan are reported at fair value. However, fully benefit-responsive investment contracts held by the Plan are reported at contract value as it represents the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. The Plan invests in such investment contracts through its Stable Value Fund.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the financial statements and accompanying notes. Actual results could differ from those estimates.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. No allowance for credit losses has been recorded as of December 31, 2025 and December 31, 2024. Interest income is recorded on the accrual basis.

Payment of Benefits
Benefits are recorded as distributions to participants when paid. For the year ended December 31, 2025, distributions to participants were $407,843,000, including $149,512,000 associated with the Company's sale of its Thermoformed and Flexibles Packaging business and its global Trident business (collectively, “TFP”) to Toppan Inc. TFP had approximately 3,000 employees in the United States who were participants in the Plan at the time of the sale.

Administrative Expenses
Most trust and custodial expenses and investment management fees are paid by the Plan. These expenses are deducted from the investment returns in the accompanying “Statements of Changes in Net Assets Available for Benefits.” Certain trust and custodial expenses and investment management fees are paid by the Company in accordance with the Plan documents. In addition, the Plan pays certain recordkeeping and other expenses which are included in administrative expenses in the “Statements of Changes in Net Assets Available for Benefits.”

New Accounting Pronouncements
During the year ended December 31, 2025, there were no newly issued nor newly applicable accounting pronouncements that have had, or are expected to have, a material impact on the Plan's financial statements.